U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21365

Seligman LaSalle Real Estate Fund Series, Inc. on behalf of its
Seligman LaSalle Monthly Dividend Real Estate Fund
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free:  800-221-2450

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
CRESCENT REAL ESTATE EQUITIES COMPANY                   Meeting Date: 06/28/2004

Issuer: 225756

SEDOL:
--------------------------------------------------------------------------------


Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
   01           DIRECTOR                                           Management           Withheld         Against
                                DENNIS H. ALBERTS                  Management           Withheld         Against
                                TERRY N. WORRELL                   Management           Withheld         Against
   02           TO APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP    Management             For              For
                AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR
                THE FISCAL YEAR ENDING DECEMBER 31, 2004

--------------------------------------------------------------------------------
TOWN AND COUNTRY TRUST                                    Meeting Date: 5/5/2004

Issuer: 892081100

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           ELECT DIRECTORS                                    Management         No Vote Cast       Against

--------------------------------------------------------------------------------
KILORY REALTY CORP                                       Meeting Date: 5/18/2004

Issuer: 49427F108

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

--------------------------------------------------------------------------------
NATIONAL HEALTH INVESTORS                                Meeting Date: 4/20/2004

Issuer: 63633D104

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
TANGER FACTORY OUTLET CENTERS                            Meeting Date: 5/14/2004

Issuer: 875465106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Amend Stock Option Plan                            Management         No Vote Cast       Against
    3           Add Shares to Stock Option Plan                    Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
COLONIAL PROPERTIES TRUST                               Meeting Date: 04/21/2004

Issuer: 195872106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           Repeal Classified Board                            Management         No Vote Cast       Against

--------------------------------------------------------------------------------
GLIMCHER REALTY TRUST                                     Meeting Date: 5/7/2004

Issuer: 379302102

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           Adopt Stock Option Plan                            Management         No Vote Cast       Against
    4           Approve Other Business                             Management         No Vote Cast       Against

--------------------------------------------------------------------------------
AGREE REALTY                                              Meeting Date:5/10/2004

Issuer: 0084292100

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management          No Vote Cast      Against

--------------------------------------------------------------------------------
ARDEN REALTY                                             Meeting Date: 5/11/2004

Issuer: 008492100

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           SP-Golden Parachutes                               Shareholder        No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
ARCHSTONE-SMITH TRUST                                    Meeting Date: 5/20/2004

Issuer: 039583109

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           SP-Golden Parachutes                               Shareholder        No Vote Cast       Against

--------------------------------------------------------------------------------
BRE PROPERTIES                                           Meeting Date: 5/20/2004

Issuer: 05564E106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           Repeal classified board                            Management         No Vote Cast       Against
    2           Elect Directors                                    Management         No Vote Cast       Against
    3           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
CBL & ASSOCIATES PROPERTIES                              Meeting Date: 5/10/2004

Issuer: 124830100

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
COLONIAL PROPERTIES TRUST                                 Meeting Date:4/21/2004

Issuer: 195872106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           Repeal Classified Board                            Management         No Vote Cast       Against

--------------------------------------------------------------------------------
CARRAMERICA REALTY                                       Meeting Date: 4/29/2004

Issuer: 144418100

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           SP-Director Tenure/Retirement Age                  Shareholder        No Vote Cast       Against

--------------------------------------------------------------------------------
DUKE REALTY                                              Meeting Date: 4/28/2004

Issuer: 264411505

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           SP-Separate Chairman/CEO                           Shareholder        No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
EASTGROUP PROPERTIES                                     Meeting Date: 5/27/2004

Issuer: 277276101

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote      For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Adopt Stock Option Plan                            Management         No Vote Cast       Against
    3           Approve Other Business                             Management         No Vote Cast       Against

--------------------------------------------------------------------------------
EQUITY INNS                                              Meeting Date: 5/13/2004

Issuer: 294703103

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote      For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

--------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES TRUST                           Meeting Date: 5/19/2004

Issuer: 294741103

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote      For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
ENTERTAINMENT PROPERTIES TRUST                           Meeting Date: 5/12/2004

Issuer: 29380T105

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
                Add Shares to Stock Option Plan;
                Amend Stock Option Plan; Amend
    2           Director Stock Option Plan                         Management         No Vote Cast       Against
    3           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
HEALTH CARE REIT                                          Meeting Date: 5/6/2004

Issuer:42217K106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
HEALTH CARE PROPERTY INVESTORS                            Meeting Date: 5/7/2004

Issuer: 421915109

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Increase Authorized Common Stock                   Management         No Vote Cast       Against
    3           Repeal Classified Board                            Management         No Vote Cast       Against
    4           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
HOME PROPERTIES                                           Meeting Date: 5/4/2004

Issuer: 437306103

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
HOSPITALITY PROPERTIES TRUST                             Meeting Date: 5/11/2004

Issuer: 44106M102

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

--------------------------------------------------------------------------------
HEALTHCARE REALTY TRUST                                  Meeting Date: 5/11/2004

Issuer: 421946104

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
HRPT PROPERTIES TRUST                                    Meeting Date: 5/11/2004

Issuer: 40426W101

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

--------------------------------------------------------------------------------
HERITAGE PROPERTY INVESTMENT                              Meeting Date: 5/7/2004

Issuer: 42725M107

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Approve Other Business                             Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
MACERICH                                                 Meeting Date: 5/28/2004

Issuer: 554382101

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote        For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
MAGUIRE PROPERTIES                                        Meeting Date: 6/3/2004

Issuer: 559775101

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote        For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           Approve Other Business                             Management         No Vote Cast       Against

--------------------------------------------------------------------------------
NEWCASTLE INVESTMENT                                     Meeting Date: 5/27/2004

Issuer: 65105M108

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
NATIONWIDE HEALTH PROPERTIES                             Meeting Date: 4/16/2004

Issuer: 638620104

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
NEW PLAN EXCEL REALTY TRUST                              Meeting Date: 5/12/2004

Issuer: 225756

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against

--------------------------------------------------------------------------------
PRENTISS PROPERTIES TRUST                                 Meeting Date: 5/5/2004

Issuer: 225756

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           Add Shares to Director Stock Option Plan           Management         No Vote Cast       Against
    4           Add Shares to Stock Option Plan                    Management         No Vote Cast       Against

--------------------------------------------------------------------------------
RECKSON ASSOCIATES REALTY                                 Meeting Date: 6/2/2004

Issuer:75621K106

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           Repeal Classified Board                            Management         No Vote Cast       Against
    2           Amend Stock Ownership Limit                        Management         No Vote Cast       Against
    3           Elect Directors                                    Management         No Vote Cast       Against
    4           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    5           Approve Other Business                             Management         No Vote Cast       Against

--------------------------------------------------------------------------------
REGENCY CENTERS                                          Meeting Date: 4/28/2004

Issuer: 758849103

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Repeal Classified Board                            Management         No Vote Cast       Against
    3           Increase Authorized Preferred Stock                Management         No Vote Cast       Against
    4           Approve Technical Amendments                       Management         No Vote Cast       Against

--------------------------------------------------------------------------------
SIMON PROPERTY GROUP                                      Meeting Date: 5/5/2004

Issuer: 828806109

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Ratify Selection of Auditors                       Management         No Vote Cast       Against
    3           SP-Independent Board Chairman                      Shareholder        No Vote Cast       Against

--------------------------------------------------------------------------------
SOVRAN SELF STORAGE                                      Meeting Date: 5/13/2004

Issuer: 84610H108

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Amend Director Stock Option Plan                   Management         No Vote Cast       Against
    3           Amend Deferred Compensation Plan                   Management         No Vote Cast       Against
    4           Ratify Selection of Auditors                       Management         No Vote Cast       Against

Seligman LaSalle Monthly Dividend Real Estate Fund

--------------------------------------------------------------------------------
Sun Communities                                          Meeting Date: 5/20/2004

Issuer: 866674104

SEDOL:
--------------------------------------------------------------------------------

Proposal                                                           Proposal               Vote       For or Against
 Number         Proposal                                           Type                   Cast            Mgmt.
--------------------------------------------------------------------------------------------------------------------
    1           DIRECTOR                                           Management         No Vote Cast       Against
    2           Adopt Director Stock Option Plan                   Management         No Vote Cast       Against

                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
               Seligman LaSalle Monthly Dividend Real Estate Fund

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 31st day of August, 2004.

Signature                                Title
------------------------                 ----------------------------------


/s/ Brian T. Zino                        Chief Executive Officer
------------------------                 (Principal Executive Officer)
Brian T. Zino